Shareholders' Equity (Stock Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Options, beginning balance	10,148	661,062	579,521
Options, granted	410,714	137,911	198,174
Options, exercised		(45,474)	(66,298)
Options, forfeited	(15,292)	(14,256)	(50,335)
Expired		(729,095)
Options, ending balance	405,570	10,148	661,062
Options, exercisable	10,148
Weighted average exercise price, granted	$ 16.42	$ 35.12	$ 40.82
Weighted average exercise price, exercised		29.91	33.09
Weighted average exercise price, forfeited	16.42	40.4	41.67
Weighted average exercise price, expired		37.8
Weighted average grant date fair value, granted	7.08	15.84	15.13
Weighted average grant date fair value, exercised		12.33	13.21
Weighted average grant date fair value, forfeited	$ 7.08	15.9	$ 15.75
Weighted average grant date fair value, expired		$ 15.05